Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments and Contingencies

The Company has employment agreements with some of its key employees and executives. These agreements provide for minimum levels of compensation during current and future years. In addition, these agreements call for grants of stock options and for payments upon termination of the agreements.

The Company entered into an amended and restated employment agreement with Mr. Timothy N. Tangredi, our President, Chief Executive Officer, and director, dated as of May 23, 2011. Mr. Tangredi’s employment agreement provides for an initial term of three years with the term extending on the second anniversary thereof for an additional one year period and on each subsequent anniversary of the agreement for an additional year period. Mr. Tangredi’s initial base salary is $170,000, with an increase to $210,000 per annum or a higher sum as our board of directors may set after the date on which we obtain $10 million or more in equity or debt financing. If our market capitalization at the end of the calendar year is more than two times greater than the year before Mr. Tangredi is to receive a cash payment of 0.25% of the difference in capitalization from last year to the current year. Additionally, at the discretion of our board of directors and its compensation committee, Mr. Tangredi may be eligible for an annual bonus which amount, if any, will not be below 75% of his effective base salary and not exceeding 200% of his then effective base salary; provided that, under certain extraordinary circumstances, Mr. Tangredi may be eligible for an annual bonus greater than 200% of his then effective base salary. Mr. Tangredi is entitled to medical, disability and life insurance, as well as 4 weeks of vacation annually, an automobile allowance of $800 per month, reimbursement of all reasonable business expenses, automobile insurance and maintenance and up to $7,500 for one executive conference or educational venue.

For each product for which we commence commercial sale or licensing during the term and receives more than $1 million of revenue during any 12 month period, Mr. Tangredi, in addition to any other compensation which he may receive under the agreement, shall be granted options to purchase a minimum of 200,000 shares of our common stock at an exercise price equal to either (i) the lower of: (a) $.50 per share or (b) the fair market value per share of the stock on the date of grant as determined in good faith by the Compensation Committee of the Board of Directors, if we have not conducted a secondary public offering prior to the date of grant, or (ii) at an exercise price equal to 75% of the market price of the common stock, if we have completed a secondary public offering of our common stock prior to the date of grant (with the market price to be the average of the closing sale prices during the five trading days immediately preceding the date of grant of the option).

In the event that the fair market value of our common stock (the average of the closing prices of the common stock for any five consecutive trading days, as reported by the principal exchange or other stock market on which the common stock is then traded) equals or exceeds 200% of the price at which we sell common stock in a secondary public offering (the “Target Value”) at any time during the term of the agreement, Mr. Tangredi shall be granted options to purchase 500,000 shares of common stock at an exercise price equal to 75% of the Target Value, on terms identical to the options provided for above.

In April 2011, the Company entered into an employment agreement with the Company’s General Counsel, Patricia Tangredi. The employment term is for four years with automatic renewals. The agreement includes an annual base salary of $120,000 with an increase to $150,000 upon completion of a successful Initial Public Offering of at least $10 million. The agreement also provides for a minimum of 50,000 options to be awarded annually along with other standard employment benefits.

On September 17, 2010, the U.S. Department of Energy approved a grant of up to $681,322 to the Company for the funding of a project to scale up, in size and field trial, a novel dehumidification system similar to the Company’s NanoAir prototype, that is operated by directly manipulating water vapor using a selectively permeable membrane made of a nano-structure solid polymer. The grant is conditioned upon the Company contributing $171,500 of the proposed total project cost of $852,822. The Company will receive the grant amount upon submission of reimbursement request for allowable expenses. As of June 30, 2011, the Company has incurred $229,049 in expenses and recognized the same amount as revenue related to this grant award.

In December 2010, Pasco County Florida approved a grant of $254,500 to the Company for the funding of the NanoAir product into commercialization. The grant from Pasco County requires us to pay the county 2% of the gross sales of products using a certain unique pump assembly for 5 years or for a total of $1,000,000 whichever comes first. As of June 30, 2011, the Company has incurred $57,262 in expenses and recognized the same amount as revenue related to this grant award.

The Company is not currently a party to any pending legal proceedings. In the ordinary course of business the Company may become a party to various legal proceedings generally involving contractual matters, infringement actions, product liability claims and other matters.

The Company has employment agreements with some of its key employees and executives. These agreements provide for minimum levels of compensation during current and future years. In addition, these agreements call for grants of stock options and for payments upon termination of the agreements.

The Company entered into an agreement with the holders of the Convertible Notes to file a registration statement within 45 days of the first Note conversion and to have the registration statement declared effective within 150 days. The Company will incur penalties and damages of up to approximately $236,000 if it does not file and keep the registration statement effective pursuant to the terms of this agreement. As of December 31, 2010, the Company has recorded a liability of $5,000 in accrued expenses related to this agreement on its balance sheet.

On September 17, 2010, the U.S. Department of Energy approved a grant of up to $681,322 to the Company for the funding of a project to scale up, in size and field trial, a novel dehumidification system similar to the Company’s NanoAir prototype, that is operated by directly manipulating water vapor using a selectively permeable membrane made of a nano-structure solid polymer. The grant is conditioned upon the Company contributing $171,500 of the proposed total project cost of $852,822. The Company will receive the grant amount in phases upon the meeting of certain milestones. As of December 31, 2010, the Company has incurred $79,786 in expenses and recognized the same amount as revenue related to this grant award.

In December 2010, Pasco County Florida approved a grant of $254,500 to the Company for the funding of the NanoAir product into commercialization. The grant from Pasco County requires us to pay the county 2% of the gross sales of products using a certain unique pump assembly for 5 years or for a total of $1,000,000 whichever comes first. As of December 31, 2010, the Company has incurred $19,946 in expenses and recognized the same amount as revenue related to this grant award.

The Company is not currently a party to any pending legal proceedings. In the ordinary course of business the Company may become a party to various legal proceedings generally involving contractual matters, infringement actions, product liability claims and other matters.